Accounts and Other Receivables - Summary of Changes in Loss Allowance of Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Line Items]
Bad debt expenses	₩ 701	₩ 933	₩ 713
Reversal of allowance for doubtful accounts	0	(132)	(50)
Accounts receivable
Trade And Other Receivables [Line Items]
Beginning balance	689	579	165
Bad debt expenses	701	933	712
Reversal of allowance for doubtful accounts	0	(132)	(50)
Write-off	(1,071)	(691)	(248)
Ending balance	319	689	579
Other receivables
Trade And Other Receivables [Line Items]
Beginning balance	5	5	4
Bad debt expenses	0	0	1
Reversal of allowance for doubtful accounts	0	0	0
Write-off	0	0	0
Ending balance	₩ 5	₩ 5	₩ 5